UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                           BNY Mellon Financial Center
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2009

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

                                                                                           PERCENTAGE OF
INVESTMENT FUNDS                                                 COST           VALUE        NET ASSETS      LIQUIDITY
----------------                                             ------------   ------------  --------------   -------------
OPPORTUNISTIC
Eminence Partners, L.P.                                      $ 22,000,000   $ 23,233,939        4.1%       Quarterly (a)
Glenview Institutional Partners, L.P.                          30,000,000     28,641,770        5.0%       Quarterly (b)
Hunter Global Investors Fund I, L.P.                           22,127,412     29,292,652        5.1%       Quarterly +
Karsh Capital II, L.P.                                         20,758,999     34,027,143        5.9%       Quarterly +
Kingdon Associates                                             25,283,055     34,660,795        6.0%       Quarterly +
Raptor Private Holdings, L.P.                                   2,466,875      2,349,232        0.4%       ++
                                                             ------------   ------------      -----
                                                              122,636,341    152,205,531       26.5%
                                                             ------------   ------------      -----
GROWTH
Alydar QP Fund, L.P.                                           20,570,236     28,431,040        4.9%       Quarterly +
Chilton QP Investment Partners, L.P.                            8,246,559      8,604,840        1.5%       Annually +
Fox Point QP Fund, L.P.                                        25,000,000     18,706,621        3.3%       Annually (c)
Highbridge Long/Short Equity Fund, L.P.                        21,643,955     37,099,613        6.5%       Quarterly +
Maverick Fund USA, Ltd.                                        21,711,185     24,210,630        4.2%       Quarterly +
Pequot Capital                                                  5,392,178      5,784,458        1.0%       Quarterly +
                                                             ------------   ------------      -----
                                                              102,564,113    122,837,202       21.4%
                                                             ------------   ------------      -----
VALUE
Amici Qualified Associates, L.P.                               25,173,447     32,906,582        5.7%       Quarterly +
Bay II Resource Partners, L.P.                                 20,500,000     26,717,175        4.6%       Quarterly +
Clovis Capital Partners Institutional, L.P.                    25,247,705     30,288,729        5.3%       Quarterly +
Delta Offshore Holdings Fund, Ltd.                              1,240,022      1,321,784        0.2%       Quarterly +
Oscar S. Schafer & Partners II, L.P.                           25,000,000     18,961,642        3.3%       Annually (d)
Shoshone Partners, L.P.                                        17,299,000     20,661,200        3.6%       Annually +
Thruway Partners, L.P.                                         24,068,756     26,747,135        4.7%       Quarterly +
                                                             ------------   ------------      -----
                                                              138,528,930    157,604,247       27.4%
                                                             ------------   ------------      -----
GLOBAL
Amiya Global Emerging Opportunities Fund, L.P.                 20,000,000     23,342,435        4.1%       Quarterly (e)
Asian Century Quest Fund (QP), L.P.                            19,000,000     26,011,807        4.5%       Quarterly +
Calypso Qualified Partners, L.P.                               20,500,000     25,049,308        4.4%       Monthly +
Miura Global Partners II, L.P.                                 20,000,000     19,473,693        3.4%       Monthly +
                                                             ------------   ------------      -----
                                                               79,500,000     93,877,243       16.4%
                                                             ------------   ------------      -----
TOTAL INVESTMENT FUNDS                                        443,229,384    526,524,223       91.7%
                                                             ------------   ------------      -----
AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus Money Market Fund (f)     49,353,971     49,353,971        8.6%       Daily +
                                                             ------------   ------------      -----
TOTAL INVESTMENTS                                            $492,583,355    575,878,194      100.3%
                                                             ============   ------------      -----
OTHER LIABILITIES IN EXCESS OF ASSETS                                         (1,682,515)      (0.3)%
                                                                            ------------      -----
TOTAL NET ASSETS                                                            $574,195,679      100.0%
                                                                            ============      =====

(a) Investments have a 1 year lock-up period. $22 million was invested on 9/1/09.

(b) Investments have a 2 year lock-up period. $20 million was invested on 4/1/08 and $10 million was invested on 5/1/08.

(c) Investments have a 25 month lock-up period. $10 million was invested on 1/1/08 and $15 million was invested on 2/1/08.

(d) Investments have a 1 year lock-up period. $25 million was invested on 7/1/08.

(e) Investments have a 1 year soft lock-up period with a 2% early withdrawal fee. $20 million was invested on 7/1/09.

(f) Investment in affiliated money market mutual fund. The 7-day yield at 12/31/09 was 0.09%.

+    The investment amount has no lock-up or other redemption restrictions.

++   Investment is currently in liquidation.

Detailed information about the Investment Funds is not available.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2009 (UNAUDITED)

At December 31, 2009, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $492,583,355. At December 31, 2009, accumulated net realized appreciation on investment funds was $83,294,839, consisting of $97,628,756 of gross unrealized appreciation and $14,333,917 of gross unrealized depreciation.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments carried at fair value:

                                                 LEVEL 2 -
                                                   OTHER        LEVEL 3 -
                                                SIGNIFICANT    SIGNIFICANT
                                LEVEL 1 -        OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES   QUOTED PRICES ($)    INPUTS ($)    INPUTS ($)     TOTAL ($)
-------------------------   -----------------   -----------   ------------   -----------
Investment Funds                        --           --        526,524,223   526,524,223
Affiliated Investment           49,353,971           --                 --    49,353,971
                                ----------          ---        -----------   -----------
TOTAL                           49,353,971           --        526,524,223   575,878,194
                                ==========          ===        ===========   ===========

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                     INVESTMENTS IN
                                     SECURITIES ($)
                                     --------------
BALANCE AS OF 3/31/2009               473,221,777
REALIZED GAIN                           3,348,266
CHANGE IN UNREALIZED APPRECIATION      52,750,072
                                      -----------
NET PURCHASES (SALES)                  (2,795,892)
                                      -----------
TRANSFERS IN AND/OR OUT OF LEVEL 3             --
                                      -----------
BALANCE AS OF 12/31/2009              526,524,223
                                      ===========

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2 -- CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       MELLON OPTIMA L/S STRATEGY FUND, LLC


                                       By: /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Vice President, Treasurer and
                                           Chief Financial Officer

                                       Date: February 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                       By: /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Vice President, Treasurer and
                                           Chief Financial Officer

                                       Date: February 26, 2010


                                       By: /s/ DAVID K. MOSSMAN
                                           -------------------------------------
                                           David K. Mossman
                                           President and Chief Executive Officer

                                       Date: February 26, 2010